Balances and Transactions in Foreign Currencies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	$ 60,488	$ 94,606
Long-Term Assets	5,107	1,869
Short-Term Liabilities	17,176	8,618
Long-Term Liabilities	93,187	103,900
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	51,356	93,411
Long-Term Assets	1,880	791
Short-Term Liabilities	5,893	7,981
Long-Term Liabilities	81,880	81,879
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	8,911	1,149
Long-Term Assets	0	0
Short-Term Liabilities	11,267	611
Long-Term Liabilities	11,307	22,021
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	221	46
Long-Term Assets	3,227	1,078
Short-Term Liabilities	16	26
Long-Term Liabilities	$ 0	$ 0